Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the unfunded status of the Company's Plans at December 31, 2018 and 2017:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2018	2017	2018	2017
Change in projected benefit obligation
Projected benefit obligation, beginning of year	8,258	7,774	1,565	1,690
Current service cost	176	147	50	49
Employee contributions	52	49	—	—
Interest cost	282	304	54	67
Benefits paid	(362)	(368)	(49)	(44)
Net actuarial loss (gain)	(654)	352	(158)	(197)
Recognition of prior service	—	—	3	—
Projected benefit obligation, end of year	7,752	8,258	1,465	1,565

Change in plan assets
Fair value of plan assets, beginning of year	7,277	6,874	—	—
Actual return on plan assets	190	662	—	—
Benefits paid	(362)	(368)	(49)	(34)
Employer contributions	75	87	49	34
Employee contributions	52	49	—	—
Administrative expenses	(27)	(27)	—	—
Fair value of plan assets, end of year	7,205	7,277	—	—

Unfunded status	547	981	1,465	1,565

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2018	2017	2018	2017
Other assets[1]	3	1	—	—
Accrued liabilities	—	—	55	53
Pension benefit liability	547	981	—	—
Post-retirement and post-employment benefit liability[2]	—	—	1,417	1,519
Net unfunded status	544	980	1,472	1,572
[1] Represents the funded status of HOSSM defined benefit pension plan.
[2] Includes $7 million (2017 - $7 million) relating to HOSSM post-employment benefit plans.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of dollars)	2018	2017
PBO	7,752	8,258
ABO	7,144	7,614
Fair value of plan assets	7,205	7,277

Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2018 and 2017 for the Pension Plan:

Year ended December 31 (millions of dollars)	2018	2017
Current service cost	176	147
Interest cost	282	304
Expected return on plan assets, net of expenses	(467)	(442)
Amortization of actuarial losses	84	79
Net periodic benefit costs	75	88

Charged to results of operations[1]	32	39
[1] The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2018, pension costs of $75 million (2017 - $87 million) were attributed to labour, of which $32 million (2017 - $39 million) was charged to operations, and $43 million (2017 - $48 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2018 and 2017 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2018	2017
Current service cost	50	49
Interest cost	53	67
Amortization of actuarial losses	15	16
Recognition of prior service	3	—
Net periodic benefit costs	121	132

Charged to results of operations	52	59

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2018 and 2017:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2018	2017	2018	2017
Significant assumptions:
Weighted average discount rate	3.90%	3.40%	4.00%	3.40%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.04%	4.04%
[1] 5.19% per annum in 2019, grading down to 4.04% per annum in and after 2031 (2017 - 5.26% per annum in 2018, grading down to 4.04% per annum in and after 2031).

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2018 and 2017. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2018	2017
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	3.40%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	3.40%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.5	15.2
Rate of increase in health care cost trends[1]	4.04%	4.36%
[1] 5.26% per annum in 2018, grading down to 4.04% per annum in and after 2031 (2017 - 6.25% per annum in 2017, grading down to 4.36% per annum in and after 2031).

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation
The effect of a 1% change in health care cost trends on the PBO for the post-retirement and post-employment benefits at December 31, 2018 and 2017 is as follows:

December 31 (millions of dollars)	2018	2017
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	230	250
Effect of a 1% decrease in health care cost trends	(175)	(189)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost
The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2018 and 2017 is as follows:

Year ended December 31 (millions of dollars)	2018	2017
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	23	29
Effect of a 1% decrease in health care cost trends	(16)	(20)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the pension and post-retirement and post-employment plans at December 31, 2018 and 2017:

December 31, 2018				December 31, 2017
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
22	25	23	25	22	24	23	24

Schedule of Estimated Future Benefit Payments
At December 31, 2018, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2019	335	56
2020	343	58
2021	352	59
2022	360	60
2023	367	61
2024 through to 2028	1,915	326
Total estimated future benefit payments through to 2028	3,672	620

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of dollars)	2018	2017
Pension Benefits:
Actuarial loss (gain) for the year	(350)	159
Amortization of actuarial losses	(84)	(79)
	(434)	80

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	(158)	(197)
Amortization of actuarial losses	(15)	(16)
Amortization of prior service cost	(3)	—
Amounts not subject to regulatory treatment	10	6
	(166)	(207)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2018 and 2017:

Year ended December 31 (millions of dollars)	2018	2017
Pension Benefits:
Actuarial loss	547	981

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain)	(130)	36

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2018	2017	2018	2017
Actuarial loss (gain)	55	84	(1)	2

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2018, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	45	50
Debt securities	35	41
Other[1]	20	9
	100	100
[1] Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2018 and 2017:

December 31, 2018 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	21	651	672
Cash and cash equivalents	210	—	—	210
Short-term securities	—	78	—	78
Derivative instruments	—	(7)	—	(7)
Corporate shares - Canadian	115	—	—	115
Corporate shares - Foreign	3,222	183	—	3,405
Bonds and debentures - Canadian	—	2,506	—	2,506
Bonds and debentures - Foreign	—	197	—	197
Total fair value of plan assets[1]	3,547	2,978	651	7,176
1 At December 31, 2018, the total fair value of Pension Plan assets and liabilities excludes $35 million of interest and dividends receivable, $10 million of pension administration expenses payable, $6 million of sold investments receivable, and $2 million of purchased investments payable.

December 31, 2017 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	16	549	565
Cash and cash equivalents	153	—	—	153
Short-term securities	—	109	—	109
Derivative instruments	—	5	—	5
Corporate shares - Canadian	921	—	—	921
Corporate shares - Foreign	3,307	125	—	3,432
Bonds and debentures - Canadian	—	1,879	—	1,879
Bonds and debentures - Foreign	—	194	—	194
Total fair value of plan assets[1]	4,381	2,328	549	7,258
1 At December 31, 2017, the total fair value of Pension Plan assets and liabilities excludes $28 million of interest and dividends receivable, $10 million of pension administration expenses payable, $1 million of sold investments receivable, and $1 million of purchased investments payable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2018 and 2017. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2018	2017
Fair value, beginning of year	549	425
Realized and unrealized gains (losses)	59	(31)
Purchases	90	171
Sales and disbursements	(47)	(16)
Fair value, end of year	651	549